General (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of General Information [Line Items]
Proceeds from issuing shares	$ 0	$ 0	$ 222
Retained earnings	(67,738)	$ (36,971)
Securities purchase agreement
Disclosure Of General Information [Line Items]
Proceeds from issuing shares	$ 6,500